OPERATING SEGMENTS - Goodwill and Intangible Assets (Details) - Gross Revenue - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 7,421.3	$ 8,946.5
Solid Waste
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	7,421.3	7,836.4
Solid Waste | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	1,942.0	2,097.9
Solid Waste | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	5,479.3	5,738.5
Environmental Services
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 0.0	$ 1,110.1